Depreciation, Amortisation, and Impairment (Details) - Schedule of depreciation, amortisation and impairment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and amortisation
Depreciation of property, plant, and equipment	$ 56,297	$ 60,904	$ 56,311
Amortisation of Intangible assets	42,377	32,252	25,384
Depreciation right of use assets	31,319	28,899	27,731
Total depreciation and amortisation	129,993	122,055	109,426
Impairment of property, plant, and equipment
Impairment of right of use assets			638
Impairment of intangibles
Total impairment			638
Total	$ 129,993	$ 122,055	$ 110,064